Share-based payment arrangements - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares
Omnibus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per share)	$ 117.25	$ 28.71
Exercise price (in dollars per share)	$ 117.25	$ 28.71
Risk free interest rate (percent)	1.08%	0.29%
Expected volatility (percent)	33.40%	31.40%
Expected term (in years) | Year	5.9	5.2
Legacy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in dollars per share)		$ 6.15
Share price, post conversion (in dollars per share)		17.22
Exercise price (in dollars per share)		6.15
Exercise price, post conversion (in dollars per share)		$ 17.22
Risk free interest rate (percent)		0.49%
Expected volatility (percent)		27.60%
Expected term (in years) | Year		5.0